SEGMENT INFORMATION - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 3,181	$ 2,972	$ 2,718	$ 2,802	$ 3,039	$ 2,851	$ 2,834	$ 2,638	$ 11,673	$ 11,362	$ 11,099
Consolidated PP&E and operating lease right-of-use assets, net	5,325				5,120				5,325	5,120
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									4,878	4,826	4,723
Consolidated PP&E and operating lease right-of-use assets, net	1,888				1,889				1,888	1,889
Latin America and Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									1,191	1,268	1,228
Consolidated PP&E and operating lease right-of-use assets, net	857				825				857	825
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									3,129	2,968	2,946
Consolidated PP&E and operating lease right-of-use assets, net	1,556				1,447				1,556	1,447
APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									2,475	2,300	$ 2,202
Consolidated PP&E and operating lease right-of-use assets, net	$ 1,024				$ 959				$ 1,024	$ 959